Bank Loans and Restricted Time Deposits (Details) $ in Thousands, ¥ in Billions	1 Months Ended	12 Months Ended
	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2018 CNY (¥)
Bank Loans and Restricted Time Deposits [Line Items]
Total amount of bank loans		$ 220,000			$ 344,500
Interest income from restricted time deposits securing loans		1,000		$ 500	12,800
Interest expense on bank loans		1,400		600	$ 7,100
Restricted time deposits		243,910	$ 0			¥ 1.7
Outstanding principal of bank loans repaid		$ 0	$ 0	$ 344,500
Subsequent Event [Member]
Bank Loans and Restricted Time Deposits [Line Items]
Outstanding principal of bank loans repaid	$ 80,000